Schedule of Investments
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.04%
Australia–1.14%
Rio Tinto plc	14,477	$751,965
Brazil–1.31%
Pagseguro Digital Ltd., Class A(a)	18,633	862,894
China–0.77%
Baidu, Inc., ADR(a)	4,944	508,045
Denmark–2.34%
AP Moller - Maersk A/S, Class B	481	545,349
Novo Nordisk A/S, Class B	19,262	994,594
		1,539,943
France–0.75%
Airbus S.E.	3,786	491,885
Germany–5.53%
Infineon Technologies AG	24,987	449,167
KION Group AG	12,765	670,556
SAP S.E.	7,559	888,670
Siemens AG	15,251	1,634,351
		3,642,744
Hong Kong–2.31%
AIA Group Ltd.	162,200	1,521,948
Ireland–0.54%
Ryanair Holdings PLC, ADR(a)	5,378	356,992
Italy–4.50%
Banca Mediolanum S.p.A.	41,974	315,522
Enel S.p.A.	220,243	1,645,631
Prysmian S.p.A.	46,708	1,003,907
		2,965,060
Japan–11.63%
Asahi Group Holdings, Ltd.	33,400	1,653,601
FANUC Corp.	2,000	379,399
Hitachi, Ltd.	31,000	1,160,925
KDDI Corp.	48,200	1,259,954
Nissan Chemical Corp.	11,900	497,492
Shimano, Inc.	7,900	1,194,928
SoftBank Group Corp.	38,600	1,516,097
		7,662,396
Luxembourg–0.50%
ArcelorMittal	23,180	326,744
Netherlands–2.55%
Heineken N.V.	8,768	948,125
ING Groep N.V.	69,659	730,210
		1,678,335
Shares		Value
Singapore–1.40%
DBS Group Holdings Ltd.	51,300	$924,607
South Korea–0.62%
Samsung Electronics Co., Ltd.	10,079	411,222
Sweden–1.33%
Svenska Handelsbanken AB, Class A	93,468	876,361
Taiwan–1.07%
Taiwan Semiconductor Manufacturing Co., Ltd.	80,000	704,755
United Kingdom–9.93%
Imperial Brands PLC	55,243	1,240,977
Nomad Foods Ltd.(a)	67,831	1,390,535
Reckitt Benckiser Group PLC	11,252	877,531
Royal Dutch Shell PLC, Class A, ADR	32,273	1,899,266
St James’s Place PLC	94,112	1,133,022
		6,541,331
United States–51.82%
Activision Blizzard, Inc.	10,545	558,041
Alphabet, Inc., Class C(a)	1,827	2,227,113
American Express Co.	15,619	1,847,415
Aptiv PLC	10,561	923,243
Biogen, Inc.(a)	3,076	716,154
BioMarin Pharmaceutical, Inc.(a)	7,875	530,775
Booking Holdings, Inc.(a)	438	859,623
Carnival Corp.	24,994	1,092,488
Chevron Corp.	16,961	2,011,575
Comcast Corp., Class A	29,574	1,333,196
Concho Resources, Inc.	3,750	254,625
Delta Air Lines, Inc.	16,029	923,270
EPAM Systems, Inc.(a)	6,212	1,132,572
Facebook, Inc., Class A(a)	4,938	879,359
FedEx Corp.	3,194	464,951
First Republic Bank	14,148	1,368,112
Globus Medical, Inc., Class A(a)	19,629	1,003,435
HCA Healthcare, Inc.	6,358	765,630
James Hardie Industries PLC, CDI	52,239	877,316
Marsh & McLennan Cos., Inc.	8,882	888,644
Mastercard, Inc., Class A	2,781	755,236
Moody’s Corp.	2,816	576,801
NIKE, Inc., Class B	11,649	1,094,074
Norfolk Southern Corp.	2,760	495,862
Northrop Grumman Corp.	1,315	492,849
PepsiCo, Inc.	10,522	1,442,566
Progressive Corp. (The)	9,557	738,278
salesforce.com, inc.(a)	8,750	1,298,850
Samsonite International S.A.(b)	304,200	648,286
Texas Instruments, Inc.	5,863	757,734

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
United States–(continued)
U.S. Bancorp	18,125	$1,003,038
United Technologies Corp.	7,659	1,045,607
Verizon Communications, Inc.	20,528	1,239,070
Wynn Resorts, Ltd.	10,549	1,146,887
Zimmer Biomet Holdings, Inc.	5,446	747,573
		34,140,248
TOTAL INVESTMENTS IN SECURITIES—100.04% (Cost $57,988,952)		65,907,475
OTHER ASSETS LESS LIABILITIES–(0.04)%		(23,257)
NET ASSETS–100.00%		$65,884,218
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2019 represented less than 1% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
11/15/2019	Barclays Bank PLC	JPY	202,000,000	USD	1,907,327	$33,770

Abbreviations:
JPY	– Japanese Yen
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$751,965	$—	$751,965
Brazil	862,894	—	—	862,894
China	508,045	—	—	508,045
Denmark	—	1,539,943	—	1,539,943
France	—	491,885	—	491,885
Germany	—	3,642,744	—	3,642,744
Hong Kong	—	1,521,948	—	1,521,948
Ireland	356,992	—	—	356,992
Italy	—	2,965,060	—	2,965,060
Japan	—	7,662,396	—	7,662,396
Luxembourg	—	326,744	—	326,744
Netherlands	—	1,678,335	—	1,678,335
Singapore	—	924,607	—	924,607
South Korea	—	411,222	—	411,222
Sweden	—	876,361	—	876,361
Taiwan	—	704,755	—	704,755
United Kingdom	3,289,801	3,251,530	—	6,541,331
United States	32,614,646	1,525,602	—	34,140,248
Total Investments in Securities	37,632,378	28,275,097	—	65,907,475
Other Investments - Assets*
Forward Foreign Currency Contracts	—	33,770	—	33,770
Total Investments	$37,632,378	$28,308,867	$—	$65,941,245

*	Unrealized appreciation.
Invesco V.I. Global Core Equity Fund